Summary of Significant Accounting Policies - Adjusted Balance Sheet to Apply Adopted Guidance (Details) - USD ($)	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,517,000,000		$ 3,101,000,000		$ 3,140,000,000	$ 3,155,000,000
Deferred income taxes	8,831,000,000		4,796,000,000		3,950,000,000
Deferred policy acquisition costs and value of business acquired	10,563,000,000		10,598,000,000		10,500,000,000
Market risk benefit assets, at fair value	796,000,000		610,000,000		338,000,000	338,000,000
Other assets	2,521,000,000	[1]	3,614,000,000	[1]	3,824,000,000
Total assets	360,322,000,000		425,431,000,000		422,435,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts	50,518,000,000		64,270,000,000		65,182,000,000
Policyholder contract deposits	156,058,000,000		151,545,000,000		148,421,000,000	148,421,000,000
Market risk benefit liabilities, at fair value	4,736,000,000		7,499,000,000		8,739,000,000
Other policyholder funds	2,885,000,000		2,879,000,000		2,740,000,000
Total liabilities	350,003,000,000		396,359,000,000		383,760,000,000
Shareholders’ net investment(h)	18,207,000,000		10,937,000,000		23,771,000,000
Accumulated other comprehensive income (loss)	(16,863,000,000)		8,233,000,000		12,304,000,000
Total Corebridge Shareholders' equity	9,380,000,000		27,230,000,000		36,075,000,000
Total equity	10,319,000,000		28,989,000,000		38,624,000,000	39,781,000,000	$ 33,679,000,000
Total liabilities, redeemable noncontrolling interest and equity	360,322,000,000		425,431,000,000		422,435,000,000
Cumulative effect of change in accounting principle
Liabilities:
Shareholders’ net investment(h)					158,000,000
Total equity						(1,157,000,000)	$ (246,000,000)
As Previously Reported
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	2,980,000,000		2,932,000,000		2,707,000,000	2,722,000,000
Deferred income taxes	9,162,000,000		4,837,000,000		3,640,000,000
Deferred policy acquisition costs and value of business acquired	13,179,000,000		8,058,000,000		7,363,000,000
Market risk benefit assets, at fair value	0		0		0
Other assets	2,852,000,000		3,303,000,000		3,428,000,000
Total assets	364,217,000,000		416,212,000,000		410,155,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts	57,266,000,000		57,751,000,000		54,660,000,000
Policyholder contract deposits	158,966,000,000		156,846,000,000		154,892,000,000	154,892,000,000
Market risk benefit liabilities, at fair value	0		0		0
Other policyholder funds	3,331,000,000		2,849,000,000		2,492,000,000
Total liabilities	355,068,000,000		387,284,000,000		370,323,000,000
Shareholders’ net investment(h)	16,121,000,000		8,859,000,000		22,579,000,000
Accumulated other comprehensive income (loss)	(15,947,000,000)		10,167,000,000		14,653,000,000
Total Corebridge Shareholders' equity	8,210,000,000		27,086,000,000		37,232,000,000
Total equity	9,149,000,000		28,845,000,000		39,781,000,000
Total liabilities, redeemable noncontrolling interest and equity	364,217,000,000		416,212,000,000		410,155,000,000
Cumulative effect adjustments
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	(463,000,000)		169,000,000		433,000,000
Deferred income taxes	(331,000,000)		(41,000,000)		310,000,000
Deferred policy acquisition costs and value of business acquired	(2,616,000,000)		2,540,000,000		3,137,000,000
Market risk benefit assets, at fair value	796,000,000		610,000,000		338,000,000
Other assets	(331,000,000)		311,000,000		396,000,000
Total assets	(3,895,000,000)		9,219,000,000		12,280,000,000
Liabilities:
Future policy benefits for life and accident and health insurance contracts	(6,748,000,000)		6,519,000,000		10,522,000,000
Policyholder contract deposits	(2,908,000,000)		(5,301,000,000)		(6,471,000,000)
Market risk benefit liabilities, at fair value	4,736,000,000		7,499,000,000		8,739,000,000
Other policyholder funds	(446,000,000)		30,000,000		248,000,000
Total liabilities	(5,065,000,000)		9,075,000,000		13,437,000,000
Total Corebridge Shareholders' equity	1,170,000,000		144,000,000		(1,157,000,000)
Total equity	1,170,000,000		144,000,000		(1,157,000,000)
Total liabilities, redeemable noncontrolling interest and equity	(3,895,000,000)		9,219,000,000		12,280,000,000
Revision of Prior Period, Change in Accounting Principle, Adjustment
Liabilities:
Shareholders’ net investment(h)	2,086,000,000		2,078,000,000		1,192,000,000
Accumulated other comprehensive income (loss)	(916,000,000)		(1,934,000,000)		(2,349,000,000)
Fortitude RE
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	26,844,000,000		34,102,000,000		36,824,000,000	$ 15,000,000
Fortitude RE | Cumulative effect of change in accounting principle
Assets:
Reinsurance assets, net of allowance for credit losses and disputes					158,000,000
Fortitude RE | As Previously Reported
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	27,794,000,000		28,472,000,000		29,158,000,000
Fortitude RE | Cumulative effect adjustments
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	(950,000,000)		5,630,000,000		7,666,000,000
Excluding Fortitude
Liabilities:
Other liabilities	9,076,000,000	[1]	10,231,000,000	[1]	10,353,000,000
Excluding Fortitude | As Previously Reported
Liabilities:
Other liabilities	8,775,000,000		9,903,000,000		9,954,000,000
Excluding Fortitude | Cumulative effect adjustments
Liabilities:
Other liabilities	$ 301,000,000		$ 328,000,000		$ 399,000,000

[1]	See Note 9 for details of balances associated with variable interest entities